TRADE RECEIVABLES - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	R$ 3,930,340	R$ 4,029,643
(-) Allowance for expected credit losses	(453,981)	(432,108)
Trade Receivables, Net	R$ 3,476,359	R$ 3,597,535